SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended																				3 Months Ended					6 Months Ended				12 Months Ended				12 Months Ended							3 Months Ended	6 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended							3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Oil and natural gas properties	Dec. 31, 2011 Oil and natural gas properties	Dec. 31, 2010 Oil and natural gas properties	Dec. 31, 2012 Gas transportation, gathering, processing and other equipment	Dec. 31, 2011 Gas transportation, gathering, processing and other equipment	Dec. 31, 2012 Energy Hunter Securities Inc. [Member]	Dec. 31, 2011 Energy Hunter Securities Inc. [Member]	Jun. 30, 2013 PRC Williston, LLC (PRC)	Dec. 31, 2012 PRC Williston, LLC (PRC)	Jun. 30, 2013 Eureka Hunter Holdings, LLC	Jun. 13, 2013 Eureka Hunter Holdings, LLC	Dec. 31, 2012 Eureka Hunter Holdings, LLC	Dec. 31, 2012 Eureka Hunter Pipeline LLC	Jun. 30, 2013 TransTex Hunter, LLC	Dec. 31, 2012 TransTex Hunter, LLC	Jun. 30, 2013 Eureka Hunter Land, LLC	Dec. 31, 2012 Eureka Hunter Land, LLC	Jun. 30, 2013 TransTex Gas Services, LP	Jun. 30, 2013 Hunter Disposal LLC [Member]		Jun. 30, 2012 Hunter Disposal LLC [Member]		Jun. 30, 2013 Hunter Disposal LLC [Member]		Jun. 30, 2012 Hunter Disposal LLC [Member]		Dec. 31, 2012 Hunter Disposal LLC [Member]		Dec. 31, 2011 Hunter Disposal LLC [Member]	Feb. 17, 2012 Hunter Disposal LLC [Member]	Dec. 31, 2012 Eagle Ford Hunter	Dec. 31, 2011 Eagle Ford Hunter	Dec. 31, 2010 Eagle Ford Hunter	Apr. 24, 2013 Eagle Ford Hunter	Apr. 13, 2013 Eagle Ford Hunter	Jun. 30, 2013 Subsequent event Eagle Ford Hunter	Apr. 24, 2013 Subsequent event Eagle Ford Hunter	Jun. 30, 2013 Williston Basin	Jun. 30, 2013 Williston Basin	Jun. 30, 2013 Prc Williston Llc [Member]	Jun. 30, 2012 Prc Williston Llc [Member]	Jun. 30, 2013 Prc Williston Llc [Member]	Jun. 30, 2012 Prc Williston Llc [Member]	Dec. 31, 2012 Prc Williston Llc [Member]	Dec. 31, 2011 Prc Williston Llc [Member]	Dec. 31, 2010 Prc Williston Llc [Member]	Jun. 30, 2013 Prc Williston Llc [Member] Proved Properties	Jun. 30, 2013 Prc Williston Llc [Member] Proved Properties	Dec. 31, 2012 Prc Williston Llc [Member] Proved Properties	Dec. 31, 2011 Prc Williston Llc [Member] Proved Properties	Dec. 31, 2010 Prc Williston Llc [Member] Proved Properties	Dec. 31, 2012 Prc Williston Llc [Member] Oil and natural gas properties	Dec. 31, 2011 Prc Williston Llc [Member] Oil and natural gas properties	Dec. 31, 2012 Prc Williston Llc [Member] Exploratory wells	Dec. 31, 2011 Prc Williston Llc [Member] Exploratory wells	Jun. 30, 2012 Prc Williston Llc [Member] Unproved Properties	Jun. 30, 2012 Prc Williston Llc [Member] Unproved Properties	Dec. 31, 2012 Prc Williston Llc [Member] Unproved Properties	Dec. 31, 2011 Prc Williston Llc [Member] Unproved Properties	Dec. 31, 2010 Prc Williston Llc [Member] Unproved Properties	Dec. 31, 2012 Minimum Prc Williston Llc [Member] Oil and natural gas properties	Dec. 31, 2012 Maximum Prc Williston Llc [Member] Oil and natural gas properties	Dec. 31, 2012 Plains Marketing, LP Prc Williston Llc [Member]	Dec. 31, 2011 Plains Marketing, LP Prc Williston Llc [Member]	Dec. 31, 2010 Plains Marketing, LP Prc Williston Llc [Member]
Summary of Significant Accounting Policies
Depletion, Unit Conversion Ratio, Thousands of Cubic Feet of Gas per Barrel of Oil																																																	6		6
Depletion, Unit Conversion Ratio, Number of Gallons of Natural Gas Liquids per Barrel of Oil																																																	42			42
Asset Impairment Charges			$ 263,000	$ 0	$ 4,096,000	$ 21,782,000	$ 306,000																																										$ 1,231,000	$ 0				$ 1,200,000	$ 1,200,000	$ 2,300,000	$ 0	$ 17,000					$ 0	$ 0	$ 10,500,000	$ 0	$ 0
Net Capital													61,074	49,000
Impairment of Proved Oil and Gas Properties	16,034,000	0	16,034,000	0	4,096,000	21,792,000	306,000																																								1,231,000	0	1,231,000	0	2,250,000	0	17,000
Disposal Group, Including Discontinued Operation Consideration Transferred																																					9,300,000				422,100,000		29,500,000	422,100,000
Fair Value Inputs, Discount Rate			13.00%		13.00%
Goodwill, Acquired During Period					30,600,000																				30,600,000
Inventory, Raw Materials and Supplies, Net of Reserves	11,635,000		11,635,000		1,096,000
Ownership Percentage Sold																																					100.00%					100.00%
Consolidated controlling interest (as a percent)															87.50%	87.50%	61.00%	58.33%	61.00%
Consolidated entities ownership percentage in entity (as a percent)																				100.00%	100.00%	100.00%	100.00%	100.00%
Materials and supplies inventories					11,500,000	4,300,000
Materials and supplies inventory that would not be utilized within one year	192,000		192,000		3,464,000
Commodities inventories					1,100,000	207,000
Mineral interests in properties:
Unproved leasehold costs								645,164,000	424,610,000																																																		0	10,298,000
Proved leasehold costs								529,538,000	218,654,000																																																		33,800,000	36,164,000
Wells and related equipment and facilities								652,188,000	349,533,000
Uncompleted wells, equipment and facilities								71,665,000	27,741,000
Advances to operators for wells in progress								9,563,000	4,437,000
Total costs								1,908,118,000	1,024,975,000		218,656,000	121,030,000																																															33,800,000	46,462,000	0	0
Less accumulated depreciation, depletion, and amortization								(185,615,000)	(62,010,000)		(16,746,000)	(8,861,000)																																															(15,543,000)	(13,855,000)
Net capitalized costs								1,722,503,000	962,965,000		201,910,000	112,169,000																																															18,257,000	32,607,000
Time period for capitalization of significant construction projects (more than six months)					6 months			6 months
Interest cost capitalized during period					4,400,000	0	0	4,400,000	0	0
Inventory, Commodities Net	1,453,000		1,453,000		8,066,000
Inventory, Net	13,088,000		13,088,000		9,162,000	4,534,000																																									261,000		261,000		0
Finite-Lived Intangible Asset, Useful Life			8 years 6 months 15 days		8 years 6 months 15 days
Gain (Loss) on Contract Termination																																													(4,700,000)	(4,700,000)
Aggregate Indebtedness													38,926	132,000
Income from discontinued operations, net of taxes	$ 170,049,000	$ 2,416,000	$ 186,660,000	$ 9,741,000	$ 19,690,000	$ 7,232,000	$ 9,141,000																			$ 170,049,000	[1],[2]	$ 2,416,000	[1],[3]	$ 186,660,000	[1],[2]	$ 9,741,000	[1],[3]	$ 2,639,000	[4]	$ 2,977,000		$ 17,051,000	$ 4,255,000	$ 131,000
Accounts receivable collection period																																																																				30 days	60 days
Oil and gas produced percentage sold																																																																						99.00%	98.00%	98.00%

[1]	The gain in the three and six months ended June 30, 2013 is related to the Eagle Ford Hunter sale of approximately $207.2 million million, net of $34.7 million book income tax charge.
[2]	Includes operations of Eagle Ford Hunter from January 1, 2013 through April 24, 2013, the date of the sale.
[3]	In the second quarter of 2012, the Company revised its disclosure of discontinued operations to include adjustments reducing the gain on sale of Hunter Disposal. The revision included a tax adjustment of $1.4 million and an adjustment to discount the value of the GreenHunter shares received by $619,000. Management concluded that this revision was not material to the related March 31, 2012 financial statements.
[4]	Year ended 2012 represents operations from January 1, 2012 through February 17, 2012, the date of sale.